SunAmerica Small-Cap Fund
SunAmerica Small-Cap Fund
INVESTMENT OBJECTIVE
The investment objective of the SunAmerica Small-Cap Fund (the "Fund") is long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account Information-Sales Charge Reductions and Waivers" section on page 8 of the Fund's Prospectus and in the "Additional Information Regarding Purchase of Shares" section on page 54 of the Fund's statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - SunAmerica Small-Cap Fund		A Shares	C Shares	W Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 7-9 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SunAmerica Small-Cap Fund		A Shares	C Shares	W Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses		0.70%	4.69%	14.38%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement		2.05%	6.69%	15.38%
Fee Waiver and/or Expense Reimbursement	[1],[2]	0.33%	4.32%	13.86%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.72%	2.37%	1.52%
[1]	Any waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense cap in effect at the time the waivers and/or reimbursements occurred.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica" or the "Adviser") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares, 2.37% for Class C shares and 1.52% for Class W shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This Agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the independent trustees of the Board that are not "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - SunAmerica Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	740	1,086	1,455	2,488
C Shares	340	739	1,265	2,706
W Shares	155	480	829	1,813

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - SunAmerica Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	740	1,086	1,455	2,488
C Shares	240	739	1,265	2,706
W Shares	155	480	829	1,813

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND

Under normal circumstances, the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization ("small-cap") companies. Small-cap companies will generally include companies whose market capitalizations are equal to or less than the largest company in the Russell 2000® Index (the "Small Cap Index") during the most recent 12-month period. For the most recent annual reconstitution published as of May 29, 2015, the market capitalization range of companies in the Small-Cap Index was approximately $177 million to $4.30 billion, which range will vary daily. The Fund expects to invest primarily in common stocks.

The Fund seeks to achieve its investment objective primarily by strategically allocating its assets between a small-cap index strategy and a micro-capitalization ("micro-cap") growth strategy. SunAmerica, the Fund's investment adviser, manages the small-cap strategy (the "Index Sleeve") and Cadence Capital Management, LLC ("Cadence" or the "Subadviser"), the Fund's subadviser, manages the micro-cap growth strategy (the "Micro-Cap Sleeve"). SunAmerica is responsible for determining the allocation between the Index Sleeve and the Micro-Cap Sleeve (collectively, the "sleeves") of the Fund. The Fund will invest approximately 40-60% of its assets in each portion of the Fund. These percentages reflect the projected asset allocations under normal market conditions and may be rebalanced from time to time, at the discretion of SunAmerica.

The investment objective, principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval.

Index Sleeve. The Index Sleeve is managed to seek to track the performance of the Small Cap Index, which measures the performance of the 2,000 small-cap companies in the Russell 3000® Index. The portfolio manager of the Index Sleeve may endeavor to track the Small Cap Index by purchasing every stock included in the Small Cap Index, in the same proportions, or, in the alternative, may invest in a sampling of Small Cap Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks that ensure that various industry weightings, market capitalizations, and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Small Cap Index.

Although the Index Sleeve seeks to track the performance of the Small Cap Index, the performance of the Index Sleeve will not match that of the Small Cap Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations.

Micro-Cap Sleeve. The principal investment technique of the Micro-Cap Sleeve is to invest in common stocks of small-cap or micro-cap U.S. emerging companies with market capitalizations within the range of the Russell Microcap® Index ("Microcap Index") and the Small Cap Index. Micro-cap companies will generally include companies whose market capitalizations are equal to or less than the largest company in the Microcap Index during the most recent 12-month period. For the most recent annual reconstitution published as of May 29, 2015, the market capitalization range of companies in the Microcap Index was approximately $30 million to $1 billion, which range will vary daily. "Emerging companies" are companies that Cadence believes have improving fundamentals; are developing new products or technologies, entering new markets or growing market share within existing markets; and whose stock is reasonably valued by the market. Cadence employs a "growth-at-a-reasonable-price" investment philosophy, allowing the Fund to invest in companies that exhibit both growth and value characteristics. For example, Cadence seeks to find small- or micro-cap, emerging companies that have improving fundamentals (based on growth criteria) and whose stock Cadence believes to be reasonably valued by the market (based on value criteria).

PRINCIPAL RISKS OF INVESTING IN THE FUND

There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Index Risk. In attempting to track the performance of the Small Cap Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Index Sleeve generally will not use any defensive strategies to mitigate its risk exposure.

Stock Market Volatility and Securities Selection. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of "growth" stocks may rise or decline under varying market conditions — for example, "value" stocks may perform well under circumstances in which growth stocks in general have fallen. Additionally, growth stocks can be volatile for several reasons. In particular, since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Growth stocks also normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

Small- and Micro-market Capitalization. The Fund invests in small- and micro-cap companies. Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, securities issued by small- and micro-cap companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies. This means that the Adviser or Subadviser may not be able to sell these securities at an optimal time or price.

Active Trading. The Fund may engage in active trading of its portfolio securities to achieve the Fund's investment objective. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

PERFORMANCE INFORMATION

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compare the Fund's average annual returns, before and after taxes, to those of the Russell 2000® Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the Table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850 x6003.

SUNAMERICA SMALL-CAP FUND (CLASS A)

During the one-year period shown in the Bar Chart, the highest return for a quarter was 5.47% (quarter ended March 31, 2015) and the lowest return for a quarter was -9.77% (quarter ended September 30, 2015).

Average Annual Total Returns (as of period ended December 31, 2015)
Average Annual Returns - SunAmerica Small-Cap Fund		Average Annual Returns, Past 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
C Shares		(1.69%)	2.99%	Feb. 06, 2014
W Shares		0.10%	3.91%	Feb. 06, 2014
A Shares		(5.89%)	0.48%	Feb. 06, 2014
After Taxes on Distributions | A Shares		(8.29%)	(0.88%)
After Taxes on Distributions and Sale of Fund Shares | A Shares	[1]	(2.36%)	0.06%
Russell 2000® Index		(4.41%)	3.43%	Feb. 06, 2014
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.